Description of plan - Schedule of Employer Contribution Vesting (Details) - EBP 004	Dec. 31, 2025
EBP, Employer Contribution, Tranche One
EBP, Description of Plan [Line Items]
Vested percentage	0.00%
EBP, Employer Contribution, Tranche One | Maximum
EBP, Description of Plan [Line Items]
Vesting service	2 years
EBP, Employer Contribution, Tranche Two
EBP, Description of Plan [Line Items]
Vesting service	2 years
Vested percentage	20.00%
EBP, Employer Contribution, Tranche Three
EBP, Description of Plan [Line Items]
Vesting service	3 years
Vested percentage	40.00%
EBP, Employer Contribution, Tranche Four
EBP, Description of Plan [Line Items]
Vesting service	4 years
Vested percentage	60.00%
EBP, Employer Contribution, Tranche Five
EBP, Description of Plan [Line Items]
Vesting service	5 years
Vested percentage	100.00%